Financial Instruments - Summary of Exposure to Credit Risk for Loans and Advances (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	$ 272	$ 185
MALAYSIA
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	47	36
SINGAPORE
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	118	59
THAILAND
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	52	48
PHILIPPINES
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	22	19
INDONESIA
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	25	13
OTHER COUNTRIES
Disclosure In Tabular Form Of Exposure To Credit Risk For Loans And Advance [line items]
Exposure to credit risk for loans and advances	$ 8	$ 10